Stock-based compensation - Summary of incentive plan for members of the Board of Directors (Details) - Directors - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Restricted Stock Award
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Nonvested Roll Forward
Non-vested at beginning of period	0	0	0
Granted	1,052	25,159	25,771
Vested	(1,052)	(25,159)	(25,771)
Forfeited	0	0	0
Non-vested at end of period	0	0	0
Weighted-Average Grant Date Fair Value
Non-vested at beginning of period	$ 0	$ 0	$ 0
Granted	49.25	46.71	38.42
Vested	49.25	46.71	38.42
Forfeited	0	0	0
Non-vested at end of period	$ 0	$ 0	$ 0
Restricted Stock Units (RSUs)
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Nonvested Roll Forward
Non-vested at beginning of period	0	0	0
Granted	27,449	0	0
Vested	(27,449)	0	0
Forfeited	0	0	0
Non-vested at end of period	0	0	0
Weighted-Average Grant Date Fair Value
Non-vested at beginning of period	$ 0	$ 0	$ 0
Granted	57.64	0	0
Vested	57.64	0	0
Forfeited	0	0	0
Non-vested at end of period	$ 0	$ 0	$ 0